Other Receivables, Prepayments and Deposits (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Other Receivables, Prepayments and Deposits
Prepayments	$ 12,053	$ 22,329
Value-added tax receivables	7,046	1,491
Interest receivables	5,379	807
Dividend receivables	2,527	26,246
Deposits	1,205	1,214
Others	1,070	1,129
Total	29,280	53,216
Allowance for credit losses of other receivables, prepayments and deposits	$ 0	$ 0